MML Small/Mid Cap Value Fund
MML Small/Mid Cap Value Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MML Small/Mid Cap Value Fund	Initial Class	Service Class
Management Fees	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.80%	1.05%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MML Small/Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	82	255	444	990
Service Class	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in securities that the subadviser, AllianceBernstein L.P. (“AllianceBernstein”) believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The subadviser currently consider small- and mid-cap companies to include companies with market capitalizations at the time of purchase that fall within the range of market capitalizations from the smallest company in the Russell 2500™ Index to the greater of $5 billion or the largest company in the Russell 2500 Index (as of February 28, 2014, the capitalization range of companies in the Russell 2500 Index was $7 million to $11.97 billion). Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may invest in securities of domestic issuers and foreign issuers (up to 10% of its total assets), including American Depositary Receipts (“ADRs”). The Fund may also invest in real estate investment trusts (“REITs”). The Fund may hold a portion of its assets in cash or cash equivalents.

AllianceBernstein seeks to invest primarily in a diversified portfolio of equity securities of small- and mid-sized companies that it determines, using its own fundamental value approach, to be undervalued. Using an investment process with three main components – identifying attractive opportunities, fundamental research, and portfolio construction – AllianceBernstein seeks to identify companies whose ability to grow earnings over the long term does not appear to be reflected in their current market price. AllianceBernstein begins by using a proprietary quantitative tool to screen a universe of about 2,500 small- and mid-cap companies based on various valuation and success factors (e.g., price-to-forward earnings, return on equity) and ranks those stocks by their expected returns. AllianceBernstein then conducts intensive fundamental research into the most attractive 20% of those stocks, as well as stock ideas generated by fundamental analysts. Based on this research, AllianceBernstein uses proprietary risk models to construct a portfolio on the basis of a stock’s expected return on a risk-adjusted basis.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, impositions of economic sanctions or restrictions on the exchange or export of foreign currency, volatility due to political, social or economic instability, and tax increases. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Risk; REIT Risk Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 2500 Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. The Fund’s name and investment strategy changed on May 1, 2008. The performance results shown below would not necessarily have been achieved had the Fund’s current strategy been in effect for the entire period for which performance results are presented. Performance for Service Class shares of the Fund for periods prior to its inception date (08/15/08) is based on the performance of Initial Class shares, adjusted to reflect Service Class expenses. Past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Performance Initial Class Shares

Highest Quarter:	3Q '09,	24.79%	Lowest Quarter:	4Q '08,	-28.14%

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns MML Small/Mid Cap Value Fund	One Year	Five Years	Since Inception	Inception Date
Initial Class	38.18%	22.47%	5.05%	May 01, 2006
Service Class	37.82%	22.15%	4.08%	May 01, 2006
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	36.80%	21.77%	7.86%	May 01, 2006
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	33.32%	19.60%	6.94%	May 01, 2006